Goodwill impairment (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill impairment
Schedule of changes in carrying amount of goodwill

E-Commerce Segment
RMB
Balance at January 1, 2024
Goodwill	360,831
Accumulated impairment loss	(48,367)
312,464
Goodwill acquired during the year	56,869
Impairment losses	(6,934)

Balance at December 31, 2024
Goodwill	417,700
Accumulated impairment loss	(55,301)
362,399
Goodwill disposed during the year	(69,678)
Impairment losses	(18,395)

Balance at December 31, 2025
Goodwill	348,022
Accumulated impairment loss	(73,696)
274,326